General & Administrative Expenses- Shares held by executives and directors (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General & Administrative Expenses [Abstract]
Number of shares held by Executives and Directors as a group (in shares)	[1]	2,303,011	3,615,221	3,155,503
Number of restricted stock subject to vesting conditions (in shares)		619,998	440,000	465,000
Base salary entitled to executive officer for termination of employment		18 months

[1]	Includes 619,998 (2019: 440,000, 2018: 465,000) shares of restricted stock subject to vesting conditions.